INVESTMENTS (OFFSETTING FINANCIAL ASSETS) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	$ 89	$ 90
Equity Contract
Offsetting Assets [Line Items]
Gross amounts recognized	28	32
Gross amounts offset in the balance sheets	4	6
Net amounts presented in the balance sheets	24	26
Derivatives Subject to an ISDA Master Agreements
Offsetting Assets [Line Items]
Gross amounts recognized	28	32
Gross amounts offset in the balance sheets	4	6
Net amounts presented in the balance sheets	24	26
Other Financial Instruments
Offsetting Assets [Line Items]
Gross amounts recognized	65	64
Gross amounts offset in the balance sheets	0	0
Net amounts presented in the balance sheets	65	64
Other Invested Assets
Offsetting Assets [Line Items]
Gross amounts recognized	93	96
Gross amounts offset in the balance sheets	4	6
Net amounts presented in the balance sheets	$ 89	$ 90